Income taxes - Components of Income Tax Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Origination and reversal of temporary differences	$ 63,178	$ 33,018
Change in unrecognized deductible temporary differences	63,051	20,417
Other	(1,833)	370
Deferred income tax (expense) recovery	1,706	12,971
Income tax (expense) recovery	$ 1,706	$ (12,971)